Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual grants of SARs to our named executive officers are currently made pursuant to our 2017 Incentive and Stock Award Plan and are recommended by the LDC Committee at its first regularly scheduled meeting of the fiscal year and then approved by the Board. Annual grants of SARs to other eligible employees are made on the same grant date as those to the named executive officers. For any SAR grants, the LDC Committee recommends, and the Board approves, without regard to the timing of IQVIA’s fourth quarter earnings release or the planned issuance of any other material nonpublic information. It is the Company’s practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	For any SAR grants, the LDC Committee recommends, and the Board approves, without regard to the timing of IQVIA’s fourth quarter earnings release or the planned issuance of any other material nonpublic information. It is the Company’s practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	not to time
MNPI Disclosure Timed for Compensation Value	false